As filed with the U.S. Securities and Exchange Commission on August 8, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23293

The Cushing MLP Infrastructure Fund

(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Jerry V. Swank

300 Crescent Court, Suite 1700

Dallas, TX 75201

(Name and address of agent for service)

214-692-6334

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

THE CUSHING® FUNDS
A SWANK CAPITAL FUND FAMILY

SEMI-ANNUAL REPORT

May 31, 2019

The Cushing® MLP Infrastructure Fund

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by calling 800-236-4424 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 800-236-4424 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

www.cushingfunds.com | www.cushingasset.com

The Cushing® MLP Infrastructure Fund

Shareholder Letter (Unaudited)

Dear Fellow Shareholder,

For the six month fiscal period ended May 31, 2019 (the “period”), the Cushing® MLP Infrastructure Fund (Class I Shares) (the “Fund”) delivered a -1.10% total return, versus total returns of 0.74% and 3.29% for the S&P 500 Index (Total Return) (“S&P 500”) and the Alerian MLP Index (Total Return) (“AMZ”), respectively.

Industry Overview and Themes

Reminiscent of the great financial crisis of 2008, December 2018 market pressure was broadly devastating with most asset classes experiencing a dramatic sell off in an extremely volatile backdrop that has not been experienced for some time. With the turn of the calendar year, investor fears regarding a multitude of negative macro-economic and political factors, which drove the sharp broader market sell-off in December, seemed to subside. Bolstered by the early January communication from Federal Reserve Chairman Jerome Powell that the Fed will likely be more “data dependent” (i.e. patient) with future Fed Funds rate increases following December’s rate hike, the midstream energy sector, as measured by performance of the AMZ, and the broader market, as measured by performance of the S&P 500, recovered.

Finally, after what has seemed like an almost never-ending run of interruptions, the midstream energy sector had a relatively quiet period, with very little of the structural, governance and/or regulatory setbacks experienced over the last several periods. We believe that a simple lack of distractions was key in allowing investors to refocus their attention on the sector’s many positive underlying fundamentals. Hopefully, we’ll continue to have more periods like these, as we believe the complicated era of structural simplifications and shifting capital funding strategies is nearing an end.

While performance of the AMZ was positive for the period, several factors continued to weigh on the midstream energy sector, including: 1) the reduction of exploration and production (“E&P”) company capital budgets and slowed production growth forecasts as the energy sector continued its shift toward “living within cash flow” and positive free cash flow (“FCF”) generation (i.e. the amount of cash available for distributions); 2) anemic fund flows into midstream/master limited partnership (“MLP”) — focused investment products; 3) concerns about the regulatory environment (developments during the period included negative court rulings and delays for certain large pipeline projects); and 4) substantial declines in natural gas liquids (“NGL”) prices during the period.

Nonetheless, most midstream companies have fixed their larger structural and/or leverage issues, helping to refocus investor attention to attractive fundamentals. With the tail end for existing large project backlogs in sight, reduced capital spending should free up more cash that can be returned to shareholders via dividends/distributions and/or buybacks or to even further reduce leverage.

We are of the view that the risk/reward for the midstream energy sector in general is tilted to the upside for investors with longer-term perspectives. With projected FCF in conjunction with lower leverage, higher distribution coverage and less reliance on equity markets, we are optimistic that midstream energy equities will attract incremental fund flows, supporting better valuations.

Fund Performance and Strategy

At the subsector level, the Fund benefitted from overweight exposure to holdings in the Large Cap Diversified C-Corps subsector. The Fund also benefitted by having no exposure to the Fuels Distribution and Marine subsectors, two of the top detractors of the AMZ’s performance for the period.

The Fund was negatively impacted by the performance of holdings in the Natural Gas Gatherers and Processors and Crude Oil & Refined Products subsectors. Performance in these subsectors was negatively impacted during the period by commodity price volatility in addition to the reduction of E&P company capital budgets and slower growth forecasts which had negative implications for select associated midstream systems.

The top three contributors to the Fund’s absolute performance for the reporting period were Large Cap Diversified C-Corps. The top contributors in order of greatest contribution to least were: 1) Kinder Morgan, Inc. (NYSE: KMI); Enbridge Inc. (NYSE: ENB); and 3) TC Energy Corp. (NYSE: TRP). All three companies benefitted from their integrated value chains across multiple geographies and products, as well as the ability to better withstand changing/slowing activity levels with E&P customers. All three of these holdings had positive absolute performance for the period.

The bottom three contributors to performance for the reporting period were in the Natural Gas Gatherers and Processors subsector. In order of the most negative to least negative performance, the bottom contributors were: 1) Altus Midstream Company (NYSE: ALTM); 2) Antero Midstream Corp. (NYSE: AM); and 3) Targa Resources Corp. (NYSE: TRGP). All three companies were negatively impacted by the reduction of select E&P company capital budgets and slower growth forecasts as well as substantial declines in NGL prices during the period.

During the first calendar quarter of 2019, the Fund generally decreased exposure to E&P-sponsored midstream companies and/or companies with Northeastern U.S. natural gas gathering exposure. The Fund generally re-deployed this exposure into integrated NGL-logistics companies (both in the U.S. and Canada) as well as select names where we believed the current valuation was overly discounted by the market.

At the end of the reporting period, the three largest subsector exposures, in order of size, were: 1) Large Cap Diversified C-Corps; 2) Natural Gas Gatherers and Processors; and 3) Large Cap Diversified MLP.

For the period, the Fund’s largest purchases consisted mostly of Large Cap Diversified C-Corp including: The Williams Companies, Inc. (NYSE: WMB); and TRP and Enable Midstream Partners, LP (NYSE: ENBL), Natural Gas Gatherers and Processors.

For the period, the Fund’s largest sales included: ALTM and AM, both Natural Gas Gatherer and Processors; and Tallgrass Energy, LP (NYSE: TGE), a Natural Gas Transportation and Storage company.

In conclusion, even though midstream energy sector performance and sentiment remained challenged during the period, we maintain a positive outlook given our expectation for improving hydrocarbon volumes, relatively attractive sector valuations and recovering global crude oil supply / demand fundamentals. We remain confident that North American shale basins will be developed in the future, owing to their development costs relative to other resources and short-cycle economics, and that midstream infrastructure will be well utilized given the need to move production to both domestic and increasingly, international markets.

We truly appreciate your support and look forward to continuing to help you achieve your investment goals.

Sincerely,

Jerry V. Swank

Chairman, Chief Executive Officer and President

The information provided herein represents the opinion of the Fund’s portfolio managers and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice. The opinions expressed are as of the date of this report and are subject to change. The information in this report is not a complete analysis of every aspect of any market, sector, industry, security or the Fund itself. Statements of fact are from sources considered reliable, but the Fund makes no representation or warranty as to their completeness or accuracy. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. Please refer to the Schedule of Investments for a complete list of Fund holdings.

Past performance does not guarantee future results. An investment in the Fund involves risks.

The Fund will invest in energy companies, including Master Limited Partnerships (MLPs), which concentrate investments in the natural resources sector. Energy companies are subject to certain risks, including, but not limited to the following: fluctuations in the prices of commodities; the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the companies in which the Fund will invest; a significant decrease in the production of energy commodities could reduce the revenue, operating income, operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends and a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of energy companies. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including tax risks; the limited ability to elect or remove management or the general partner or managing member; limited voting rights and conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand. Damage to facilities and infrastructure of MLPs may significantly affect the value of an investment and may incur environmental costs and liabilities due to the nature of their business. Investors in MLP funds incur management fees from underlying MLP investments. Small- and mid-cap stocks are often more volatile and less liquid than large-cap stocks. Smaller companies generally face higher risks due to their limited product lines, markets, and financial resources. Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner. High yield securities have speculative characteristics and present a greater risk of loss than higher quality debt securities. These securities can also be subject to greater price volatility. An investment in the Fund will involve tax risks, including, but not limited to: The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital to the extent of the Fund’s tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal income tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Fund which could result in a reduction of the Fund’s value. Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the energy companies in which the Fund will invest.

This performance update, which has been furnished on a confidential basis to the recipient, does not constitute an offer of any security, which may be made only by means of a private placement memorandum which contains a description of material terms and risks.

The Fund incurs operating expenses, including advisory fees. Investment returns for the Fund are shown net of fees and expenses

The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The Alerian MLP Index is a capitalization-weighted index of prominent energy master limited partnerships. Neither index includes fees or expenses. It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

Hypothetical Growth of a $10,000 Investment (Unaudited)

AVERAGE ANNUAL RETURNS
May 31, 2019	1 Year	5 Year	Since Inception	Inception Date
Class A (without sales load)	-11.87%	n/a	-4.38%	12/18/17
Class A (with sales load)	-16.72%	n/a	-8.01%	12/18/17

Class C	-12.65%	n/a	-5.14%	12/18/17
Class C (with MDSC)	-13.47%	n/a	-5.14%	12/18/17

Class I(1)	-11.55%	-5.53%	7.66%	3/1/10

S&P 500 Index	-1.12%	-6.62%	4.64%	3/1/10
Alerian MLP Index	3.78%	9.66%	12.58%	3/1/10

(1)	Performance figures for Class I shares reflect the historical performance of the Predecessor Fund for periods prior to December 18, 2017.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-878-4080 or by visiting www.cushingfunds.com.

Class A (with sales load) performance reflects the maximum sales charge of 5.75%. Class C (with MDSC) performance reflects the 1.00% maximum deferred sales charge. Class I is not subject to a sales charge or MDSC.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Alerian MLP Index is a capitalization-weighted index of the 50 most prominent energy Master Limited Partnerships. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

The Cushing® MLP Infrastructure Fund

Expense Example (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the period from December 1, 2018, to May 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the fiscal year and held for the entire period from December 1, 2018, to May 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the fiscal period from December 1, 2018, to May 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 12/1/18	Ending Account Value (Based on Actual Returns and Expenses) 5/31/19	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 5/31/19	Expenses Paid During Period[1]	Net Expense Ratio During Period[2]

Class A Shares	$1,000.00	$986.70	$8.67	$1,016.21	$8.80	1.75%
Class C Shares	$1,000.00	$982.10	$12.35	$1,012.47	$12.54	2.50%
Class I Shares	$1,000.00	$989.00	$7.44	$1,017.45	$7.54	1.50%

[1]

Expenses are equal to the Fund’s annualized expense ratio of each class multiplied by the average account value over the period, divided by 365 and multiplied by 182 (to reflect the period). The table above represents the actual expenses incurred during the period.

[2]	Expenses are equal to the Fund’s annualized expense ratio to reflect the period.

The Cushing® MLP Infrastructure Fund

Allocation of Portfolio Assets(1) (Unaudited)

May 31, 2019

(Expressed as a Percentage of Total Investments)

(1)	Fund holdings and sector allocations are subject to change and there is no assurance that the Fund will continue to hold any particular security.
(2)	Common Stock
(3)	Master Limited Partnerships and Related Companies

The Cushing® MLP Infrastructure Fund

Schedule of Investments (Unaudited)	May 31, 2019

Common Stock — 64.1%	Shares	Fair Value
Crude Oil & Refined Products — 1.2%
United States — 1.2%
SemGroup Corporation	12,000	$151,320
Tellurian Inc.(1)	21,190	162,951

		314,271

Diversified General Partners — 6.9%
Canada — 6.9%
TC Energy Corporation	37,390	1,820,145

General Partners — 6.3%
United States — 6.3%
Antero Midstream Corporation	60,910	744,320
EnLink Midstream LLC	86,650	899,427

		1,643,747

Large Cap Diversified C Corps — 36.9%
Canada — 11.3%
Enbridge, Inc.	40,060	1,477,012
Pembina Pipeline Corporation	41,580	1,483,159
United States — 25.6%
Cheniere Energy, Inc.(1)	28,300	1,787,994
Kinder Morgan, Inc.	73,310	1,462,535
ONEOK, Inc.	22,910	1,457,534
Williams Companies, Inc.	76,780	2,025,456

		9,693,690

Natural Gas Gatherers & Processors — 8.3%
United States — 8.3%
Altus Midstream Company(1)	31,570	144,591
Targa Resources Corporation	52,690	2,026,457

		2,171,048

Natural Gas Transportation & Storage — 4.5%
United States — 4.5%
Equitrans Midstream Corporation	59,700	1,185,642

Total Common Stock (Cost $15,850,111)		$16,828,543

Master Limited Partnerships and Related Companies — 41.4%	Units
Crude Oil & Refined Products — 1.7%
United States — 1.7%
Genesis Energy L.P.	6,760	$147,503
Phillips 66 Partners L.P.	3,130	150,177
Shell Midstream Partners, L.P.	7,000	147,210

		444,890

Large Cap Diversified C Corps — 6.8%
United States — 6.8%
Plains GP Holdings, L.P.	79,450	1,789,214

Large Cap MLP — 17.1%
United States — 17.1%
Energy Transfer, L.P.	140,270	1,927,310
Enterprise Products Partners, L.P.	69,510	1,938,634
MPLX, L.P.	20,630	630,865

		4,496,809

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Schedule of Investments (Unaudited)	May 31, 2019 — (Continued)

Master Limited Partnerships and Related Companies — (Continued)	Units	Fair Value
Marine — 2.6%
Republic of the Marshall Islands — 2.6%
GasLog Partners, L.P.	32,450	$685,669

Natural Gas Gatherers & Processors — 7.6%
United States — 7.6%
CNX Midstream Partners, L.P.	10,170	149,092
Crestwood Equity Partners L.P.	18,520	658,016
DCP Midstream L.P.	19,020	578,588
Enable Midstream Partners L.P.	23,330	303,057
Western Midstream Partners, L.P.	10,900	318,171

		2,006,924

Yield Cos — 5.6%
United States — 5.6%
Nextera Energy Partners, L.P.	32,890	1,455,383

Total Master Limited Partnerships (Cost $9,849,052)		$10,878,889

Short-Term Investments — Investment Companies — 3.7%	Shares
United States — 3.7%
First American Government Obligations Fund — Class X, 2.32%(1)(2)	493,221	$493,221
First American Treasury Obligations Fund — Class X, 2.31%(1)(2)	493,220	493,220

Total Short-Term Investments (Cost $986,441)		$986,441

Total Investments — 109.2% (Cost $26,685,604)		$28,693,873
Liabilities in Excess of Other Assets — (9.2)%		(2,422,932)

Total Net Assets Applicable to Unitholders—100.0%		$26,270,941

(1)	No distribution or dividend was made during the period ended May 31, 2019. As such, it is classified as a non-income producing security as of May 31, 2019.

(2)	Rate reported is the current yield as of May 31, 2019.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Statement of Assets & Liabilities (Unaudited)

May 31, 2019

Assets
Investments at fair value (cost $26,685,604)	$28,693,873
Receivable from Adviser	9,290
Receivable for investments sold	2,912,705
Interest receivable	3,030
Dividends receivable	22,644
Prepaid expenses	31,613
Other assets	25,124

Total assets	31,698,279

Liabilities
Payable to Adviser	26,806
Payable for investments purchased	1,977,342
Payable for Fund shares redeemed	3,364,266
Payable for 12b-1 distribution fee	190
Accrued expenses and other liabilities	61,734

Total liabilities	5,430,338

Net assets	$26,267,941

Net Assets Consist of
Additional paid-in capital	$26,821,098
Distributable Earnings	(553,157)

Net assets	$26,267,941

Unlimited shares authorized, no par value	Class A	Class C		Class I
Net assets	$384,718	$926		$25,882,297
Shares issued and outstanding	22,241	54		1,487,959
Net asset value, redemption price and minimum offering price per share	$17.30	$17.09	(1)	$17.39

(1)	Net asset value does not recalculate due to fractional shares outstanding.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Statement of Operations (Unaudited)

Period from December 1, 2018 through May 31, 2019

Investment Income
Distributions and dividends (net of withholding tax of $16,513)	$964,331
Less: return of capital on distributions	(609,986)

Distribution and dividend income	354,345
Interest income	15,589
Other Income	55

Total Investment Income	369,989

Expenses
Advisory fees	193,600
Administrator fees	42,611
Transfer agent expense	33,396
Fund accounting fees	32,244
Professional fees	25,364
Trustees’ fees	21,708
Other expenses	16,671
Insurance expense	9,583
Reports to shareholders	5,998
Custodian fees and expenses	4,458
Registration fees	4,205
12b-1 distribution fee — Class A	383
12b-1 distribution fee — Class C	5

Total Expenses	390,226

Less: expense reimbursement by Adviser	(99,053)

Net Expenses	291,173

Net Investment Income	78,816

Realized and Unrealized Loss on Investments
Net realized loss on investments	(4,514,386)
Change in unrealized appreciation/depreciation on investments	2,274,032

Net Realized and Unrealized Loss on Investments	(2,240,354)

Decrease in Net Assets Applicable to Shareholders Resulting from Operations	$(2,161,538)

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Statements of Changes in Net Assets

	Period From December 1, 2018 through May 31, 2019	Fiscal Year Ended November 30, 2018(1)
	(Unaudited)
Operations
Net investment income	$78,816	$361,045
Net realized loss on investments	(4,514,386)	(2,626,743)
Net change in unrealized appreciation/depreciation on investments	2,274,032	1,118,487

Net decrease in net assets resulting from operations	(2,161,538)	(1,147,211)

Dividends and Distributions to Class A Shareholders
Net investment income	—	(434)
Return of capital	(9,622)	(4,297)
Dividends and Distributions to Class C Shareholders
Net investment income	—	(4)
Return of capital	(29)	(45)
Dividends and Distributions to Class I Shareholders
Net investment income	—	(287,795)
Return of capital	(970,135)	(2,846,702)

Total dividends and distributions to Fund shareholders	(979,786)	(3,139,277)

Capital Share Transactions
Proceeds from shareholder subscriptions	6,720,168	47,563,707
Dividend reinvestments	837,870	2,458,635
Payments for redemptions	(39,520,609)	(21,023,878)

Net increase (decrease) in net assets from capital share transactions	(31,962,571)	28,998,464

Total increase (decrease) in net assets	(35,103,895)	24,711,976
Net Assets
Beginning of period	61,371,836	36,659,860

End of period	$26,267,941	$61,371,836

(1)

On December 18 2017, The Cushing MLP Infrastructure Fund I (the “Predecessor Fund”) was reorganized into The Cushing MLP Infrastructure Fund (the “Fund”). Shares of the Predecessor Fund were exchanged on a tax-free basis for Class I Shares of the Fund. Information presented prior to December 18, 2017 is that of the Predecessor Fund.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Financial Highlights

Class A Shares	Period From December 1, 2018 through May 31, 2019		Period From December 18, 2017(1) through November 30, 2018
	(Unaudited)
Per Common Share Data(2)
Net Asset Value, beginning of period	$18.08		$20.00
Income from Investment Operations:
Net investment income(3)	0.01		0.12
Net realized and unrealized loss on investments	(0.25)		(1.07)

Net decrease from investment operations	(0.24)		(0.95)

Less Distributions to Common Stockholders:
Net investment income	—		(0.09)
Return of capital	(0.54)		(0.88)

Total distributions to common stockholders	(0.54)		(0.97)

Net Asset Value, end of period	$17.30		$18.08

Total Investment Return(4)	(1.33)%		(5.06)%

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$385		$252
Ratio of expenses to average net assets before waiver(5)	2.26%		2.20%
Ratio of expenses to average net assets after waiver(5)	1.75%		1.75%
Ratio of net investment income to average net assets before waiver(5)	0.16%		0.85%
Portfolio turnover rate(6)	35.15	%(4)	76.11	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a Class A share outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

(5)	Annualized for periods less than one full year.

(6)	Portfolio turnover is calculated on the basis of the fund as a whole.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Financial Highlights — (Continued)

Class C Shares	Period From December 1, 2018 through May 31, 2019		Period From December 18, 2017(1) through November 30, 2018
	(Unaudited)
Per Common Share Data(2)
Net Asset Value, beginning of period	$17.95		$20.00
Income from Investment Operations:
Net investment loss(3)	(0.06)		(0.03)
Net realized and unrealized loss on investments	(0.26)		(1.05)

Net decrease from investment operations	(0.32)		(1.08)

Less Distributions to Common Stockholders:
Net investment income	—		(0.09)
Return of capital	(0.54)		(0.88)

Total distributions to common stockholders	(0.54)		(0.97)

Net Asset Value, end of period	$17.09		$17.95

Total Investment Return(4)	(1.79)%		(5.72)%

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$1		$1
Ratio of expenses to average net assets before waiver(5)	3.01%		2.95
Ratio of expenses to average net assets after waiver(5)	2.50%		2.50
Ratio of net investment loss to average net assets before waiver(5)	(0.70)%		(0.18)%
Portfolio turnover rate(6)	35.15	%(4)	76.11	%(4)

(1)	Commencement of operations.

(2)	Information presented relates to a Class C share outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

(5)	Annualized for periods less than one full year.

(6)	Portfolio turnover is calculated on the basis of the fund as a whole.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Financial Highlights — (Continued)

Class I Shares	Period From December 1, 2018 through May 31, 2019		Fiscal Year Ended November 30, 2018(1)		Fiscal Year Ended November 30, 2017(1)	Fiscal Year Ended November 30, 2016(1)	Fiscal Year Ended November 30, 2015(1)		Fiscal Year Ended November 30, 2014(1)
	(Unaudited)
Per Common Share Data(2)
Net Asset Value, beginning of period	$18.14		$19.51		$22.21	$20.85	$31.63		$25.90
Income from Investment Operations:
Net investment income (loss)(3)	0.04		0.14		(0.14)	(0.24)	(0.31)		0.83
Net realized and unrealized gain (loss) on investments	(0.25)		(0.31)		(1.18)	3.05	(9.10)		6.12

Net increase (decrease) from investment operations	(0.21)		(0.17)		(1.32)	2.81	(9.41)		6.95

Less Distributions to Common Stockholders:
Net investment income	—		(0.09)		—	—	—		—
Return of capital	(0.54)		(1.11)		(1.39)	(1.44)	(1.37)		(1.22)

Total distributions to common stockholders	(0.54)		(1.20)		(1.39)	(1.44)	(1.37)		(1.22)

Net Asset Value, end of period	$17.39		$18.14		$19.51	$22.21	$20.85		$31.63

Total Investment Return	(1.10	)%(4)	(1.17)%		(5.94)%	13.46%	(29.75)%		(26.84)%

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$25,882		$61,119		$36,660	$39,620	$31,395		$35,832
Ratio of expenses to average net assets before waiver(5)	2.01%		1.91%		1.79%	1.92%	2.20%		1.53%
Ratio of expenses to average net assets after waiver(5)	1.50%		1.50%		1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets after waiver(5)	0.41%		0.69%		(0.66)%	(1.17)%	(1.17)%		2.73%
Portfolio turnover rate(6)	35.15%		76.11	%(9)	N/A	N/A	11.76	%(7)	26.02	%(7)
Portfolio turnover rate of Master Fund	NA		N/A		85.91%	54.68%	12.63	%(8)	N/A

(1)

On December 18, 2017, The Cushing® MLP Infrastructure Fund I (the “Predecessor Fund”) was reorganized into The Cushing® MLP Infrastructure Fund. Information presented prior to December 18, 2017 is that of the Predecessor Fund. Per share amounts for the period prior to December 15, 2017 have been adjusted for a share conversion that occurred effective with the reorganization on December 15, 2017. The effect of the share conversion in connection with the reorganization was to multiply the number of outstanding shares of the Fund by the respective conversion factor of 35.809, with a corresponding decrease in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder’s investment.

(2)	Information presented relates to a Class I share outstanding for the entire period.

(3)	Calculated using average shares outstanding method.

(4)	Not annualized.

(5)	Annualized for periods less than one full year.

(6)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(7)	Covers the period from December 1, 2014 through June 30, 2015, prior to the transfer of securities to The Cushing MLP Infrastructure Master Fund.

(8)	Covers the period from July 1, 2015 through November 30, 2015.

(9)	Covers the period from December 18, 2017 through November 30, 2018, subsequent to the reorganization of the Predecessor Fund into the Fund.

See Accompanying Notes to the Financial Statements.

The Cushing® MLP Infrastructure Fund

Notes to Financial Statements (Unaudited)

May 31, 2019

1.    Organization

The Cushing® MLP Infrastructure Fund (the “Fund”), a series of the Cushing Mutual Funds Trust, (the “Trust”) was formed as a Delaware statutory trust on September 12, 2017, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is managed by Cushing® Asset Management, LP (“Adviser”). The Fund’s investment objective is to seek current income and capital appreciation. The Fund commenced operations on December 18, 2017 following the completion of the reorganization of The Cushing MLP Infrastructure Fund I (the “Predecessor Fund”) with and into the Fund. The Predecessor Fund commenced operations on March 1, 2010. Class A Shares and Class I Shares of the Fund commenced operations on December 18, 2017, immediately following completion of the reorganization.

The Fund offers three classes of shares, Class A, Class C, and Class I. Class A shares are subject to a maximum 5.50% front-end sales charge. Class C shares have no front-end sales charge, but are subject to a 1.00% contingent deferred sales charge within 12 months of redemption. Class I shares have no sales charge. Class A shareholders pay Rule 12b-1 fees at an annual rate of 0.25% of average daily net assets. Class C shareholders pay Rule 12b-1 fees at an annual rate of 1.00% of average daily net assets.

2.    Tax Free Exchange

The following tables include information relating to the reorganization completed on December 15, 2017 (the “Reorganization”). In the Reorganization, the Predecessor Fund was converted into an open-end mutual fund by reorganizing into the Cushing® MLP Infrastructure Fund (the “Successor Fund”), a newly formed series of Cushing® Mutual Funds Trust (the “Trust”). The Reorganization was completed pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which was approved by the Board of Trustees of the Trust and the Predecessor Fund and by unitholders of the Predecessor Fund. The Plan of Reorganization provided for: (i) the contribution of all of the property and assets of the Predecessor Fund to the Trust, on behalf of the Successor Fund, in exchange solely for Class I Shares of the Successor Fund having an aggregate net asset value equal to the aggregate net asset value of the Predecessor Fund; (ii) the assumption by the Trust, on behalf of the Successor Fund, of all of the liabilities of the Predecessor Fund; and (iii) the distribution of Class I Shares of the Successor Fund to the unitholders of the Predecessor Fund according to their respective interests in complete liquidation of the Predecessor Fund. Unitholders of the Predecessor Fund received Class I Shares of the Successor Fund having an aggregate net asset value equal to the aggregate net asset value of the units such unitholder held in the Predecessor Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan of Reorganization. Because the Successor Fund was formed for the purpose of effecting the Reorganization and had not commenced operations prior to the Reorganization, the initial net asset value per share of Class I Shares of the Successor Fund as of the closing of the Reorganization was $20.00 per share, and the number of Class I Shares a Predecessor Fund unitholder received equaled the aggregate net asset value of the unitholder’s units in the Predecessor Fund divided by $20.00. The Reorganization was intended to qualify as an exchange described in Section 351 of the Internal Revenue Code of 1986, as amended. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Successor Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. For financial reporting purposes, the cost basis of the investments received from the Predecessor Fund was adjusted to the fair value of the investments as of December 15, 2017.

The accounting and performance history of the Predecessor Fund were re-designated as that of the Class I Shares of the Fund.

		Predecessor Fund		Successor Fund
Predecessor Fund	Successor Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange

The Cushing MLP Infrastructure Fund I	The Cushing MLP Infrastructure Fund	37,770,555	52,739	0	0	1,888,528

Units	Class I Shares

Immediately prior to the Reorganization, the cost, value and unrealized appreciation (depreciation) of investments for the Predecessor Fund was as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation($)

The Cushing MLP Infrastructure Fund I	35,684,903	37,810,568	2,125,665

3.    Significant Accounting Policies

A.  Basis of Presentation

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services - Investment Companies, which is part of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

B.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C.  Investment Valuation

The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Fund’s Board of Trustees (“Board of Trustees”) from time to time. The valuation of the portfolio securities of the Fund currently includes the following processes:

(i)  The market value of each security listed or traded on any recognized securities exchange or automated quotation system will be the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”). Securities traded on NASDAQ will be valued at the NASDAQ official closing price. If no sale is reported on that date, the closing price from the prior day may be used.

(ii)  The Fund’s non-marketable investments will generally be valued in such manner as the Adviser determines in good faith to reflect their fair values under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. The pricing of all assets that are fair valued in this manner will be subsequently reported to and ratified by the Board of Trustees.

D.  Security Transactions, Investment Income and Expenses

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Distributions and dividends (collectively, referred to as “Distributions”) are recorded on the ex-dividend date. Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the Distribution income received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these Distributions is not known until after the fiscal year end of the Fund.

The Fund estimates the allocation of investment income and return of capital for the Distributions received from its portfolio investments within the Statement of Operations. For the period ended May 31, 2019, the Fund has estimated approximately 62% of the Distributions from its portfolio investments to be return of capital.

Expenses are recorded on an accrual basis.

The Fund offers multiple classes of shares which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees, are allocated directly to that class.

E.  Distributions to Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The character of Distributions to common shareholders made during the period may differ from their ultimate characterization for federal income tax purposes. For the period ended May 31, 2019, the Fund’s Distributions were expected to be 100% return of capital. For Federal income tax purposes, Distributions of short-term capital gains are treated as ordinary income distributions. In addition, on an annual basis, the Fund may distribute additional capital gains in the last calendar quarter, if necessary, to meet minimum distribution requirements and thus avoid being subject to excise taxes. The final character of Distributions paid for the period ended May 31, 2019 will be determined in early 2020.

Each shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (the “DRIP”) and have all income distributions and capital gains distributions automatically reinvested in Shares, unless a shareholder otherwise elects to receive distributions in cash. Generally, for U.S. federal income tax purposes, shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount of cash they would have received had the shareholder not participated in the DRIP.

F.  Federal Income Taxation

The Fund intends to qualify each year for special tax treatment afforded to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income (which includes ordinary income and the excess of net short-term capital gain over net long-term capital loss) and its “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss). The Fund intends to distribute at least annually, substantially all of such income and gain. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

The Fund recognizes in the financial statements the impact of a tax position, if that position is more-likely-than-not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

G.  Cash and Cash Equivalents

The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

H.  Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under such indemnification arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I.  Master Limited Partnerships

At May 31, 2019, the Fund had 41.4% of its net assets in MLPs and non-MLP midstream companies. Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. The Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

J. Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains on investments.

4.    Concentrations of Risk

The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of master limited partnerships (“MLPs”) and MLP-related investments (together, “MLP investments”) operating in the energy and energy infrastructure sectors. Therefore, the Fund may be subject to more risks than if they were more broadly diversified over numerous industries and sectors of the economy. General changes in market sentiment towards companies in the sectors in which they invest may adversely affect the Fund, and the performance of such sectors may lag behind the broader market as a whole.

The Fund is also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

5.    Agreements and Related Party Transactions

The Fund has entered into an Investment Management Agreement with the Adviser (the “Agreement”). Under the terms of the Agreement, the Fund has agreed to pay the Adviser a fee payable at the end of each calendar month, at an annual rate equal to 1.00% of the average daily net assets of the Fund. The Adviser earned $193,600 in advisory fees for the period ended May 31, 2019.

The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees and any front-end load, deferred sales charge, 12b-l fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 0.50% for each of Class A Shares, Class C Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before December 18, 2019, and may be modified or terminated by the Investment Adviser at any time thereafter.

Period Incurred	Amount Waived	Amount Recouped	Amount Subject to Potential Recoupment	Expiration Date

November 30, 2018	215,538	—	215,538	November 30, 2021

May 31, 2019	99,053	—	99,053	November 30, 2022

	314,591	—	314,591

The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services to serve as the Fund’s administrator. The Fund pays the administrator a monthly fee computed at an annual rate of 0.06% of the first $250,000,000 of the Fund’s average daily net assets, 0.05% on the next $250,000,000 of average daily net assets and 0.04% on the balance of the Fund’s average daily net assets, with a minimum annual fee of $30,000, and multiple class fee of $15,000 per additional share class.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services serves as the Fund’s transfer agent, dividend paying agent, and agent for the automatic dividend reinvestment plan.

U.S. Bank, N.A. serves as the Fund’s custodian. The Fund pays the custodian a monthly fee computed at an annual rate of 0.004% of the Fund’s average daily market value, with a minimum annual fee of $4,800.

Fees paid to trustees for their services to the Fund are reflected as Trustees’ fees on the Statement of Operations.

6.    Income Taxes

It is the Fund’s intention to continue to qualify as a RIC under Subchapter M of the IRC and distribute all of its taxable income. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differences in the timing of recognition of gains or losses on investments.

The following information is provided on a tax basis as of November 30, 2018:

Cost of investments	$60,541,454

Gross unrealized appreciation	$8,391,274

Gross unrealized depreciation	(6,729,541)

Net unrealized appreciation	1,661,733

Undistributed ordinary income	—

Undistributed long-term gains	—

Other accumulated gains	(53,352)

Total accumulated gains	$1,608,381

Current year capital loss carryforward is comprised of short-term capital loss of $53,352 and is unlimited.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years beginning with November 30, 2018 remain subject to examination by the tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

7.    Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
Description	Fair Value as of May 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity Securities
Common Stock(a)	$16,828,543	$16,828,543	$—	$—
Master Limited Partnerships and Related Companies(a)	10,878,889	10,878,889	—	—

Total Equity Securities	27,707,432	27,707,432	—	—

Other
Short-Term Investments — Investment Companies(a)	986,441	986,441	—	—

Total Assets	$28,693,873	$28,693,873	$—	$—

(a)	All other industry classifications are identified in the Schedule of Investments.

8.    Investment Transactions

For the period ended May 31, 2019, the Fund purchased (at cost) and sold securities (proceeds) in the amount of $12,801,886 and $41,280,091 (excluding short-term securities), respectively.

9.    Share Transactions

Transactions of shares of the Fund were as follows:

Period from 12/01/18 through 05/31/19

Class A Shares	Amount	Shares
Sold	$194,000	10,325
Dividends Reinvested	9,622	542
Redeemed	(46,161)	(2,546)

Net Increase	$157,461	8,321

Class C Shares
Sold	$—	—
Dividends Reinvested	29	2
Redeemed	—	—

Net Increase	$29	2

Fiscal Year Ended 11/30/18

Class I Shares	Amount	Shares
Sold	$6,526,168	364,576
Dividend Reinvested	828,219	46,057
Redeemed	(39,474,448)	(2,292,444)

Net Decrease	$(32,120,061)	(1,881,811)

10.    Recently Issued Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements, which sets forth a methodology for disclosing the fair value hierarchy. Compliance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2019.

11.    SEC Regulations

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform to U.S. GAAP for investment companies. Effective November 4, 2018, the Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund’s adoption of those amendments, effective with the financial statements prepared as of November 30, 2018, had no effect on the Fund’s net assets or results of operations.

12.    Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2019.

The Cushing® MLP Infrastructure Fund

Additional Information (Unaudited)

May 31, 2019

Trustee and Executive Officer Compensation

The Fund does not currently compensate any of its trustees who are interested persons or any of its officers. For the period ended
May 31, 2019, the aggregate compensation paid by the Fund to the independent trustees was $21,708. The Fund did not pay any special compensation to any of its trustees or officers. The Fund continuously monitors standard industry practices and this policy is subject to change.

Cautionary Note Regarding Forward-Looking Statements

This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statements. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; leverage risk; valuation risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward-looking statements made herein. There is no assurance that the Fund’s investment objective will be attained.

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the 12-month period ended June 30 are available to shareholders without charge, upon request by calling the Fund toll-free at (800)236-4424 and on the Fund’s website at www.cushingfunds.com. Information regarding how the Fund voted proxies are also available to shareholders without charge on the SEC’s website at www.sec.gov.

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q and statement of additional information are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy the Fund’s Form N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Portfolio Turnover

The portfolio turnover rate for the period ended May 31, 2019 was 35.15%. Portfolio turnover may vary greatly from period to period. The Fund does not consider portfolio turnover rate a limiting factor in the Adviser’s execution of investment decisions, and the Fund may utilize investment and trading strategies that may involve high portfolio turnover. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Certifications

The Fund’s Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Fund Manual.

The Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Privacy Policy

In order to conduct its business, the Fund collects and maintains certain nonpublic personal information about its shareholders of record with respect to their transactions in shares of the Fund’s securities. This information includes the shareholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about shareholders whose share balances of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, the Fund’s other shareholders or the Fund’s former shareholders to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about the Fund’s shareholders to those employees who need to know that information to provide services to our shareholders. We also maintain certain other safeguards to protect your nonpublic personal information.

The Cushing® MLP Infrastructure Fund

Board Approval of Investment Management Agreement (Unaudited)

May 31, 2019

On May 30, 2019, the Board of Trustees of the Fund (members of which are referred to collectively as the “Trustees”) met in person to discuss, among other things, the approval of the Investment Management Agreement (the “Advisory Agreement”) between Cushing Mutual Funds Trust (the “Trust”), on behalf of the Fund, and Cushing Asset Management, LP (the “Adviser”).

Activities and Composition of the Board

The Board of Trustees is comprised of four Trustees, three of whom are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund (the “Independent Trustees”). The Trustees are responsible for oversight of the operations of the Fund and performs the various duties imposed by the 1940 Act on the trustees of investment companies. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. Prior to its consideration of the Advisory Agreement, the Trustees received and reviewed information provided by the Adviser. The Trustees also received and reviewed information responsive to requests from independent counsel to assist it in its consideration of the Advisory Agreement. Before the Trustees voted on the approval of the Advisory Agreement, the Independent Trustees met with independent legal counsel during executive session and discussed the Advisory Agreement and related information.

Consideration of Nature, Extent and Quality of the Services

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement, including the Adviser’s Form ADV and other background materials supplied by the Adviser.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history, and the amount of assets currently under management by the Adviser. The Trustees also reviewed the research and decision-making processes used by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, strategies, policies, and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team members primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of the Fund’s actual and potential investments.

The Trustees also reviewed the Adviser’s conflict of interest policies, insider trading policy and procedures, and the Adviser’s Code of Ethics.

The Trustees determined that the nature, extent and quality of services rendered by the Adviser under the Advisory Agreement were adequate.

Consideration of Advisory Fees and the Cost of the Services

The Trustees reviewed and considered the contractual annual advisory fee paid by the Fund to the Adviser in light of the extent, nature and quality of the advisory services provided by the Adviser to the Fund.

The Trustees considered the information they received comparing the Fund’s contractual annual advisory fee and overall expenses, to the extent available, with a peer group and universe of competitor open-end funds determined by FUSE Research Network LLC (“FUSE”). The Trustees discussed the general methodology used by FUSE in preparing its report.

The Trustees determined that the Fund’s total net expense ratio of 1.50% (after giving effect to the expense waiver by the Adviser) was above the median net expense ratio with respect to both its peer group and universe, and the Fund’s contractual advisory fee of 1.00% was equal to the median contractual advisory fee with respect to both its peer group and universe.

Consideration of Investment Performance

The Trustees noted that they regularly review the performance of the Fund throughout the year. The Trustees reviewed performance information provided by FUSE comparing the performance of the Fund against its universe over several time horizons, and using different performance metrics, including but not limited to the comparative performance of the Fund in terms of net asset value (NAV).

The Trustees determined that the Fund’s performance, as compared to its peer group, was in the fourth quartile for the three-month period, the third quartile for the one-year and three-year periods, in the second quartile for the five-year period and in the first quartile since inception. In considering the Fund’s performance, the Trustees noted that prior to December 2017 the Fund operated as a closed-end, master-feeder fund that was treated as a partnership for U.S. federal income tax purposes, and considered the potential impact of the Fund’s reorganization into a mutual fund on Fund performance.

Consideration of Comparable Accounts

The Trustees reviewed the other accounts and investment vehicles managed by the Adviser and discussed the similarities and differences between these accounts and the Fund.

The Trustees determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to the Adviser’s other clients employing a comparable strategy to the Fund was not indicative of any unreasonableness with respect to the advisory fees payable by the Fund.

Consideration of Profitability

The Trustees received and considered a profitability analysis prepared by the Adviser, using a template developed in consultation with counsel to the Independent Trustees, that set forth the fees payable by the Fund under the Advisory Agreement and the expenses incurred by the Adviser in connection with the operation of the Fund. The Trustees used this analysis to evaluate the fairness of the profits realized and anticipated to be realized by the Adviser with respect to the Fund.

The Trustees noted that the Fund was unprofitable for the Adviser, both before and after distribution expenses, largely because of its relatively small size.

Consideration of Economies of Scale

The Trustees considered whether economies of scale in the provision of services to the Fund had been or would be passed along to the shareholders under the Advisory Agreement. The Trustees determined there were no material economies of scale accruing to the Adviser in connection with its relationship with the Fund.

Consideration of Other Benefits

The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, including but not limited to soft dollar arrangements. The Trustees determined there were no material incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

Conclusion

The Trustees and, voting separately, the Independent Trustees, approved the Advisory Agreement. In approving the Advisory Agreement and the fees charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. The summary set out above describes the most important factors, but not all matters, considered by the Trustees in coming to its decision regarding the Advisory Agreement. On the basis of such information as the Trustees considered necessary to the exercise of its reasonable business judgment and its evaluation of all of the factors described above, and after much discussion, the Trustees concluded that each factor they considered, in the context of all of the other factors they considered, favored approval of the Advisory Agreement. It was noted that it was the judgment of the Trustees that approval of the Advisory Agreement was consistent with the best interests of the Fund and its shareholders.

The Cushing® MLP Infrastructure Fund

TRUSTEES

Brian R. Bruce

Brenda A. Cline

Ronald P. Trout

Jerry V. Swank

EXECUTIVE OFFICERS

Jerry V. Swank

Chief Executive Officer and President

John H. Alban

Chief Financial Officer and Treasurer

Barry Y. Greenberg

Chief Compliance Officer and Secretary

INVESTMENT ADVISER

Cushing® Asset Management, LP

300 Crescent Court

Suite 1700

Dallas, TX 75201

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC d/b/a

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC d/b/a

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, NY 10036

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

191 W. Nationwide Blvd, Suite 500

Columbus, OH 43215

NOT FDIC INSURED   |   NOT BANK GUARANTEED   |   MAY LOSE VALUE

The Cushing® MLP Infrastructure Fund is distributed by Quasar Distributors, LLC

CUSHING®
ASSET MANAGEMENT

Cushing® Asset Management, LP
300 Crescent Court, Suite 1700
Dallas, TX 75201
(800) 236-4424
www.cushingfunds.com
www.cushingasset.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of

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the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Cushing MLP Infrastructure Fund

By (Signature and Title)	/s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date 08/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date 08/08/2019

By (Signature and Title)	/s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date 08/08/2019

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